Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 15, 2023	Jul. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000241910
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Dividend Plus Fund
Account Value	$ 11,367												$ 10,396					$ 9,427
C000241909
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Dividend Plus Fund
Account Value	$ 21,485												19,705						$ 17,132	$ 18,810	$ 16,045	$ 10,146	$ 13,062	$ 12,365	$ 11,458	$ 9,769	$ 10,000
C000246496
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
Account Value	$ 11,582												10,330				$ 9,425
C000246497
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
Account Value	$ 12,357	$ 12,122	$ 11,600	$ 11,212	$ 11,330	$ 11,400	$ 11,860	$ 11,590	$ 11,190	$ 10,960	$ 11,070	$ 10,640	10,970	$ 10,440	$ 10,240	$ 10,380	10,000
C000246495
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
Account Value	$ 12,324	12,090	11,570	11,183	11,310	11,370	11,830	11,570	11,170	10,950	11,050	10,630	10,970	10,440	10,240	10,370	10,000
C000234854
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
Account Value	$ 30,606												28,811						22,464	23,933	21,016	12,642	13,933	12,700	10,410	9,057	9,427
C000234855
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
Account Value	$ 33,728												31,644						24,592	26,122	22,854	13,701	15,053	13,662	11,158	9,663	10,000
C000234853
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
Account Value	$ 33,546												31,491						24,493	26,012	22,775	13,664	15,022	13,642	11,140	9,652	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 11,965												11,163					10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 23,230												21,674						18,021	19,154	17,152	10,989	13,267	12,554	11,739	9,846	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 11,357												10,706				10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 11,357	11,383	11,227	10,793	11,006	11,107	11,680	11,373	11,059	10,808	10,819	10,514	10,706	10,381	10,125	10,227	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 11,357	$ 11,383	$ 11,227	$ 10,793	$ 11,006	$ 11,107	$ 11,680	$ 11,373	$ 11,059	$ 10,808	$ 10,819	$ 10,514	10,706	$ 10,381	$ 10,125	$ 10,227	$ 10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 40,868												37,938						27,294	30,634	26,643	16,371	16,223	14,389	11,867	10,252	10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 40,868												37,938						27,294	30,634	26,643	16,371	16,223	14,389	11,867	10,252	10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 40,868												37,938						27,294	30,634	26,643	16,371	16,223	14,389	11,867	10,252	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,527												11,572					$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482												30,006						23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482												30,006						23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482												30,006						23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482												$ 30,006						$ 23,103	$ 25,038	$ 21,650	$ 13,847	$ 14,886	$ 13,595	$ 11,926	$ 10,178	$ 10,000